Intangible Assets (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Summary of Intangible Assets
Intangible assets were as follows:
(in thousands)	December 31, 2017	December 31, 2016
Customer Relationships	$3,090	$3,090
Developed Technology	1,050	1,050
Trade Names and Trademarks	440	440
Total	4,580	4,580
Accumulated Amortization	(818)	(278)
Impairment Charge	(3,762)	—
	$—	$4,302